Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0000312069
Registrant Name	Barclays PLC
Registration File Number	333-277578
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES